Equity - Legal Reserve (Details) € in Millions	Dec. 31, 2021 EUR (€)
Share Capital, Reserves And Other Equity Interest [Abstract]
Legal reserve, required proportion of profits (as a percent)	10.00%
Legal reserve, minimum proportion of share capital (as a percent)	20.00%
Legal reserve, increase share capital, threshold allowance to increase capital (in percentage)	10.00%
Legal reserve	€ 1,038
Legal reserve, proportion of share capital (as a percent)	17.97%